Segmental analysis	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Segmental analysis
Note 3: Segmental analysis
Lloyds Banking Group provides a wide range of banking and financial services in the UK and in certain locations overseas. The Group Executive Committee (GEC) remains the "chief operating decision maker" (as defined by IFRS 8 Operating segments) for the Group.
The segmental results and comparatives are presented on an underlying basis, the basis reviewed by the chief operating decision maker. The underlying basis is derived from the recognition and measurement principles of IFRS with the effects of the following excluded in arriving at underlying profit before tax:
•Restructuring costs relating to merger, acquisition and integration activities
•Volatility and other items, which includes the effects of certain asset sales, the volatility relating to the Group’s hedging arrangements and that arising in the insurance businesses, the unwind of acquisition-related fair value adjustments and the amortisation of purchased intangible assets
•Losses from insurance and participating investment contract modifications relating to the enhancement to the Group’s longstanding and workplace pension business through the addition of a drawdown feature
For the purposes of the underlying income statement, operating lease depreciation (net of gains on disposal of operating lease assets) is shown as an adjustment to total underlying income.
During the half-year ended 31 December 2022 there were changes as a result of the Group restructure effective from 1 July 2022:
•Business Banking and Commercial Cards moved from Retail to Commercial Banking. Wealth moved from Insurance and Wealth to Retail
•Insurance and Wealth was renamed Insurance, Pensions and Investments
Following the restructure, the Group completed a review and determined that it had three operating and reportable segments: Retail; Commercial Banking; and Insurance, Pensions and Investments. There has been no change to the descriptions of these segments as provided in note 4 to the Group’s financial statements for the year ended 31 December 2022, neither has there been any change to the Group’s segmental accounting for internal segment derivatives entered into by units for risk management purposes since 31 December 2022. IFRS 17 has resulted in consequential changes to the Group’s segmental accounting for internal segment services. Further information on the adoption of IFRS 17 is provided in notes 1 and 24.
Comparatives have been presented on a consistent basis in respect of the above changes.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 3: Segmental analysis (continued)
The table below analyses the Group’s income and profit by segment on an underlying basis and provides a reconciliation through to certain lines in the Group’s statutory income statement. Total income, after net finance income in respect of insurance and investment contracts is also analysed between external and inter-segment income.

Half-year to 30 June 2023	Net interest income £m	Other income, after net finance income[1] £m	Total income, after net finance income[1,2] £m	Profit before tax £m	External income £m	Inter- segment income (expense) £m

Underlying basis
Retail	5,064	1,006	6,070	2,505	6,429	(359)
Commercial Banking	1,934	856	2,790	1,417	2,296	494
Insurance, Pensions and Investments	(70)	619	549	91	621	(72)
Other	76	57	133	28	196	(63)
Group	7,004	2,538	9,542	4,041	9,542	–
Reconciling items:
Insurance grossing adjustment	7	(139)	(132)	–
Market volatility and asset sales	(183)	117	(66)	(63)
Amortisation of purchased intangibles	–	–	–	(35)
Restructuring costs[3]	–	–	–	(25)
Fair value unwind and other items	(30)	(8)	(38)	(48)
Group – statutory	6,798	2,508	9,306	3,870
[1]    Other income and total income, after net finance income in respect of insurance and investment contracts.
[2]    Total income, after net finance income does not include operating lease depreciation which, on a statutory basis, is included within operating costs.
[3]    Restructuring costs related to merger, acquisition and integration costs.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 3: Segmental analysis (continued)

Half-year to 30 June 2022[1]	Net interest income £m	Other income, after net finance income[2] £m	Total income, after net finance income[2,3] £m	Profit before tax £m	External income £m	Inter- segment income (expense) £m

Underlying basis
Retail	4,628	854	5,482	2,320	5,733	(251)
Commercial Banking	1,520	731	2,251	904	2,077	174
Insurance, Pensions and Investments	(43)	533	490	35	503	(13)
Other	30	249	279	403	189	90
Group	6,135	2,367	8,502	3,662	8,502	–
Reconciling items:
Insurance grossing adjustment	(24)	(105)	(129)	–
Market volatility and asset sales	(12)	(352)	(364)	(359)
Amortisation of purchased intangibles	–	–	–	(35)
Restructuring costs[4]	–	–	–	(47)
Fair value unwind and other items	(62)	1	(61)	(72)
Group – statutory	6,037	1,911	7,948	3,149

Half-year to 31 December 2022[1]	Net interest income £m	Other income, after net finance income[2] £m	Total income, after net finance income[2,3] £m	Profit before tax £m	External income £m	Inter- segment income (expense) £m

Underlying basis
Retail	5,146	877	6,023	2,177	6,322	(299)
Commercial Banking	1,927	834	2,761	957	2,253	508
Insurance, Pensions and Investments	(58)	427	369	(97)	407	(38)
Other	22	161	183	329	354	(171)
Group	7,037	2,299	9,336	3,366	9,336	–
Reconciling items:
Insurance grossing adjustment	–	(96)	(96)	–
Market volatility and asset sales	(123)	(1,489)	(1,612)	(1,619)
Amortisation of purchased intangibles	–	–	–	(35)
Restructuring costs[4]	–	–	–	(33)
Fair value unwind and other items	(29)	(6)	(35)	(46)
Group – statutory	6,885	708	7,593	1,633
[1]    Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.
[2]    Other income and total income, after net finance income in respect of insurance and investment contracts.
[3]    Total income, after net finance income does not include operating lease depreciation which, on a statutory basis, is included within operating costs.
[4]    Restructuring costs related to merger, acquisition and integration costs.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 3: Segmental analysis (continued)

	Segment external assets		Segment customer deposits		Segment external liabilities
	At 30 Jun 2023 £m	At 31 Dec 2022[1] £m	At 30 Jun 2023 £m	At 31 Dec 2022 £m	At 30 Jun 2023 £m	At 31 Dec 2022[1] £m

Retail	372,926	372,485	305,887	310,765	310,501	314,091
Commercial Banking	155,267	147,477	163,580	163,828	210,147	202,070
Insurance, Pensions and Investments	173,647	170,777	–	–	169,088	168,357
Other	180,964	182,655	346	738	148,586	144,965
Total Group	882,804	873,394	469,813	475,331	838,322	829,483
[1]    Restated for the adoption of IFRS 17; see notes 1, 24 and 25.